Fair Values (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Financial Instruments Measured at Fair Value
The Group’s financial instruments measured at fair value at the end of the reporting period are detailed below:

Portfolio of Instruments as of 12.31.19	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Argentine Central Bank’s Bills and Notes	—	58,141,095	—
Government Securities	1,507,757	—	5,192,430
Corporate Securities	664,317	—	184,861
Derivative Financial Instruments	—	1,398,539	930,535
Other Financial Assets	4,987,105	37,400	—
Other Debt Securities (*)	15,916,306	—	—
Financial Assets Pledged as Collateral	703,669	—	1,032,023
Investments in Equity Instruments	162,003	—	4,392,450
Liabilities
Liabilities at fair value through profit or loss	1,422,157	—	—
Derivative Financial Instruments	—	881,099	—

Total	22,519,000	58,695,935	11,732,299

(*)	It relates to Government Securities measured at fair value through other comprehensive income.

Portfolio of Instruments as of 12.31.18	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Argentine Central Bank’s Bills and Notes	—	107,833,074	—
Government Securities	4,541,662	1,966,052	722,110
Corporate Securities	474,965	55,795	1,219,227
Derivative Financial Instruments	—	2,746,893	—
Other Financial Assets	6,560,076	59,995	—
Other Debt Securities (*)	14,017,361	—	—
Financial Assets Pledged as Collateral	4,898,556	423,602	—
Investments in Equity Instruments	41,219	—	206,534
Liabilities
Liabilities at fair value through profit or loss	2,102,558	1,196,630	—
Derivative Financial Instruments	—	2,824,038	—

Total	28,431,281	109,064,743	2,147,871

(*)	It relates to Government Securities measured at fair value through other comprehensive income.

Summary of Changes in Instruments Included in Fair Value Level 3
The evolution of instruments included in Level 3 Fair Value is detailed below:

Level 3	12.31.18	Transfers (*)	Recognition	Derecognition	Income (Loss)	Inflation Effect	12.31.19
Government Securities	722,110	6,629,757	18,222,949	(19,385,862)	(916,017)	(80,507)	5,192,430
Corporate Securities	1,219,227	21,564	6,504,969	(7,274,290)	273,460	(560,069)	184,861
Derivative Financial Instruments	—	—	1,280,629	—	—	(350,094)	930,535
Financial Assets Pledged as Collateral	—	2,176,092	954,328	(1,747,082)	(364,877)	13,562	1,032,023
Investments in Equity Instruments	206,534	(21,612)	5,287,224	—	322,256	(1,401,952)	4,392,450

Total	2,147,871	8,805,801	32,250,099	(28,407,234)	(685,178)	(2,379,060)	11,732,299

(*)	They include the movements of levels of financial instruments classified as fair value Level 3, as described above.

Level 3	12.31.17	Transfers (*)	Recognition	Derecognition	Income (Loss)	Inflation Effect	12.31.18
Government Securities	375,245	1,931,447	15,972,335	(17,099,270)	230,078	(687,725)	722,110
Corporate Securities	2,218,346	598,866	9,772,177	(10,898,949)	572,780	(1,043,993)	1,219,227
Investments in Equity Instruments	128,742	—	—	—	133,739	(55,947)	206,534

Total	2,722,333	2,530,313	25,744,512	(27,998,219)	936,597	(1,787,665)	2,147,871

(*)	They include the movements of levels of financial instruments classified as fair value Level 3, as described above.

Summary of Assets and Liabilities Recorded at Amortized Cost
The Group included below the fair value of the instruments not carried at fair value as of the year-end.

Items of Assets/(Liabilities) as of 12.31.19	Book Value	Fair Value	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Cash and Due from Banks	130,649,061	130,649,061	130,649,061	—	—
Repurchase Transactions	30,075,478	30,075,478	30,075,478	—	—
Loans and Other Financing	358,558,869	357,853,860	—	—	357,853,860
Other Financial Assets	5,890,829	6,461,047	6,778	—	6,454,269
Other Debt Securities	3,103,324	3,109,828	—	—	3,109,828
Financial Assets Pledged as Collateral	9,814,894	9,814,894	9,814,894	—	—
Liabilities
Deposits	393,735,406	393,891,789	—	—	393,891,789
Financing Received from the Argentine Central Bank and Other Financial Institutions	22,723,687	21,709,108	—	—	21,709,108
Debt Securities	29,240,851	29,626,673	29,626,673	—	—
Subordinated Debt Securities	15,499,212	14,972,940	—	—	14,972,940
Other Financial Liabilities	71,362,718	70,894,505	—	—	70,894,505

Items of Assets/(Liabilities) as of 12.31.18	Book Value	Fair Value	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Cash and Due from Banks	220,456,335	220,456,335	220,456,335	—	—
Repurchase Transactions	3,181,371	3,181,371	3,181,371	—	—
Loans and Other Financing	434,899,689	445,470,066	—	—	445,470,066
Other Financial Assets	7,298,580	7,298,580	7,298,580	—	—
Other Debt Securities	8,171,631	8,464,945	1,173,935	—	7,291,010
Financial Assets Pledged as Collateral	11,318,650	11,318,650	11,318,650	—	—
Liabilities
Deposits	553,946,288	553,604,395	—	—	553,604,395
Financing Received from the Argentine Central Bank and Other Financial Institutions	29,914,292	27,211,986	—	—	27,211,986
Debt Securities	46,124,574	45,025,338	45,025,338	—	—
Subordinated Debt Securities	15,026,155	13,095,846	—	—	13,095,846
Repurchase Transactions	2,997,515	2,991,986	—	—	2,991,986
Other Financial Liabilities	97,275,984	97,276,093	—	—	97,276,093